Equipment on Lease, Net (Details Narrative) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)
Equipment On Lease Net
Equipment leased to customers, cost basis	$ 3.6		$ 3.6		$ 4.6	$ 7.4
Equipment leased to customers, accumulated depreciation	0.5		0.5		0.9	0.8
Depreciation expense	$ 0.0	$ 0.2	$ 0.0	$ 0.5	$ 0.8	$ 1.0
New Leases | Integer					1
Equipment on Lease | Integer					1
Equipment on lease aggregate carrying value					$ 1.6
Future lease payments expected					$ 1.1